UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

EQUITY TRUST

LEGG MASON CLEARBRIDGE

CAPITAL FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE CAPITAL FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 2.4%
Johnson Controls Inc.	250,000	$9,597,500

Hotels, Restaurants & Leisure - 2.7%
Yum! Brands Inc.	235,000	10,988,600

Household Durables - 5.8%
Jarden Corp.	430,000	14,577,000
Whirlpool Corp.	108,000	9,234,000

Total Household Durables		23,811,000

Specialty Retail - 3.4%
Jos. A. Bank Clothiers Inc.	140,000	5,982,200	*
Ross Stores Inc.	120,000	7,824,000

Total Specialty Retail		13,806,200

TOTAL CONSUMER DISCRETIONARY		58,203,300

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
FHC Delaware Inc.	466,286	1	*(a)(b)
Pantry Inc.	600,000	10,002,000	*

TOTAL CONSUMER STAPLES		10,002,001

ENERGY - 12.1%
Energy Equipment & Services - 7.0%
ION Geophysical Corp.	700,000	6,657,000	*
Oceaneering International Inc.	110,000	8,495,300	*
Weatherford International Ltd.	560,000	13,283,200	*

Total Energy Equipment & Services		28,435,500

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	130,000	12,340,900
Petrohawk Energy Corp.	430,000	8,621,500	*

Total Oil, Gas & Consumable Fuels		20,962,400

TOTAL ENERGY		49,397,900

FINANCIALS - 16.8%
Capital Markets - 12.1%
BlackRock Inc.	60,000	11,881,200
Charles Schwab Corp.	700,000	12,635,000
Invesco Ltd.	365,000	9,030,100
Och-Ziff Capital Management Group	400,000	6,424,000
State Street Corp.	200,000	9,344,000

Total Capital Markets		49,314,300

Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	192,300	8,641,962

Insurance - 1.3%
XL Group PLC	225,000	5,157,000

Thrifts & Mortgage Finance - 1.3%
People’s United Financial Inc.	400,000	5,164,000

TOTAL FINANCIALS		68,277,262

HEALTH CARE - 13.6%
Biotechnology - 2.6%
Onyx Pharmaceuticals Inc.	300,000	10,585,500	*

Health Care Providers & Services - 2.4%
Mednax Inc.	150,000	9,922,500	*

Pharmaceuticals - 8.6%
Roche Holding AG	77,000	11,708,532	(a)
Shire PLC, ADR	150,000	11,896,500
Warner Chilcott PLC, Class A Shares	470,000	11,275,300

Total Pharmaceuticals		34,880,332

TOTAL HEALTH CARE		55,388,332

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE CAPITAL FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.8%
L-3 Communications Holdings Inc.	95,000	$7,433,750

Air Freight & Logistics - 1.6%
UTI Worldwide Inc.	295,000	6,460,500

Commercial Services & Supplies - 1.5%
Cintas Corp.	220,000	6,173,200

Construction & Engineering - 4.9%
Quanta Services Inc.	495,000	11,746,350	*
Shaw Group Inc.	212,000	8,007,240	*

Total Construction & Engineering		19,753,590

Electrical Equipment - 1.8%
EnerSys	225,000	7,384,500	*

Industrial Conglomerates - 2.3%
Tyco International Ltd.	205,005	9,190,374

TOTAL INDUSTRIALS		56,395,914

INFORMATION TECHNOLOGY - 18.6%
Computers & Peripherals - 2.0%
Seagate Technology PLC	575,000	8,050,000	*

Internet Software & Services - 3.6%
Google Inc., Class A Shares	24,350	14,618,766	*

IT Services - 2.7%
Accenture PLC, Class A Shares	215,000	11,066,050

Semiconductors & Semiconductor Equipment - 4.8%
Cymer Inc.	200,000	9,718,000	*
Xilinx Inc.	300,000	9,660,000

Total Semiconductors & Semiconductor Equipment		19,378,000

Software - 5.5%
Check Point Software Technologies Ltd.	180,000	8,019,000	*
Microsoft Corp.	520,000	14,417,000

Total Software		22,436,000

TOTAL INFORMATION TECHNOLOGY		75,548,816

MATERIALS - 8.2%
Containers & Packaging - 3.3%
Crown Holdings Inc.	400,000	13,344,000	*

Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd.	150,000	10,266,000
Newmont Mining Corp.	175,000	9,637,250

Total Metals & Mining		19,903,250

TOTAL MATERIALS		33,247,250

TOTAL INVESTMENTS - 99.9% (Cost - $340,345,176#)		406,460,775
Securities Sold Short, at value - (1.1)% (Proceeds - $3,503,705)		(4,643,000)
Other Assets in Excess of Liabilities - 1.2%		5,068,362

TOTAL NET ASSETS - 100.0%		$406,886,137

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

Schedule of Securities Sold Short †

SECURITIES SOLD SHORT - (1.1)%	SHARES	VALUE
EXCHANGE TRADED FUNDS - (1.1)%
SPDR S&P Retail ETF (Proceeds - $3,503,705)	100,000	$4,643,000

†	Percentages indicated are based on net assets.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Capital Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$10,002,000	—	$1	$10,002,001
Health care	43,679,800	$11,708,532	—	55,388,332
Other common stocks	341,070,442	—	—	341,070,442

Total investments	$394,752,242	$11,708,532	$1	$406,460,775

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short†	$4,643,000	—	—	$4,643,000

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CONSUMER STAPLES
Balance as of October 31, 2010	$1
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2011	$1

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2011	—

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Short Sale Transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. The collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$70,771,594
Gross unrealized depreciation	(5,795,290)

Net unrealized appreciation	$64,976,304

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 22, 2011